Derivatives and fair value measurements - Income Statement Location (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Gain (loss) on derivative	$ (64,834)	$ 45,844	$ 50,222
Fuel pricing contracts | Cost of revenue - third-parties
Derivative [Line Items]
Gain (loss) on derivative	(70,213)	45,782	50,472
Currency contracts | Foreign exchange losses, net
Derivative [Line Items]
Gain (loss) on derivative	(683)	0	0
Interest rate swaps/ contracts | Interest and finance costs
Derivative [Line Items]
Gain (loss) on derivative	$ 6,062	$ 62	$ (250)